PROPERTY AND EQUIPMENT, ASSETS HELD FOR SALE AND OEM COST RECOVERIES, Sold or Disposed and Impairments (Details) $ in Thousands			1 Months Ended	3 Months Ended	5 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Mar. 31, 2020 USD ($) Aircraft	Oct. 31, 2019 USD ($) Aircraft	Dec. 31, 2018 USD ($)	Mar. 31, 2019 USD ($) Aircraft		Mar. 31, 2018 USD ($) Aircraft
Property and. Equipment [Abstract]
Number of aircraft sold or disposed of | Aircraft					5	3		8		11
Proceeds from asset dispositions					$ 13,845	$ 5,314		$ 13,813		$ 48,740
Deposits on assets held for sale					4,500	0		0		0
Loss on disposal of assets					$ 451	$ 3,768		$ 27,843		$ 17,595
Number of aircraft impaired | Aircraft					0	14		5		8
Impairment charges on aircraft held for sale					$ 0	$ 0		$ 8,149		$ 15,853
Impairment of property and equipment					0	42,022		104,939	[1]	0
Contract termination costs			$ 14,000		0	0		14,699		0
Fresh-start accounting adjustment	$ 1,270	[2]			0	768,630		0		0
Property and equipment, net	$ 931,700				876,754	931,700		1,834,180
Bristow Academy
Property and. Equipment [Abstract]
Impairment charges on aircraft held for sale										6,500
Aircraft Held for Sale
Property and. Equipment [Abstract]
Loss on disposal of assets					451	3,768		4,995		$ 1,742
Aircraft Purchase Contracts
Property and. Equipment [Abstract]
Progress payments								11,700
Capitalized interest								2,300
Options
Property and. Equipment [Abstract]
Progress payments								500
Capitalized interest								$ 200
Construction in progress
Property and. Equipment [Abstract]
Impairment of property and equipment						30,600
H225 Aircraft
Property and. Equipment [Abstract]
Impairment of property and equipment				$ 87,500	87,500	$ 42,000	$ 87,500
Property and equipment, net				$ 116,400
Eastern Airways
Property and. Equipment [Abstract]
Impairment of property and equipment					$ 17,500

[1]	Includes impairment of $42.0 million for H225 aircraft for the seven months ended October 31, 2019 (Predecessor). Includes impairment of $87.5 million for H225 aircraft and $17.5 million for Eastern Airways aircraft and equipment for the nine months ended December 31, 2018 (Predecessor).
[2]	In connection with the Company's emergence from bankruptcy and the application of ASC 852, the Company adjusted the intangible assets of $1.3 million to its fair value of zero at the Effective Date. See Note 3 for further details on the impact of fresh-start accounting on the Company's consolidated financial statements.